Note 23 - Fees to Auditors (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of detailed information about auditors' remuneration [text block]
	Years Ended December 31,
	2025	2024
	(USD in thousands)
Audit fees	$329	$297
Audit related fees	106	190
Other fees	80	198
Total fees	$515	$685